INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Net operating loss carryforwards
Tax loss and credit carryforwards	CAD 2,063,000,000	CAD 1,327,000,000
Deferred income tax liabilities on the unremitted earnings of foreign investments	481,000,000	308,000,000
Income tax payments, net of refunds	105,000,000	162,000,000	CAD 109,000,000
Interest expense (reversal) reflected within net tax expense	0	(1,000,000)	1,000,000
Income tax penalties expense	0	0	CAD 0
Accrued interest expense	4,000,000	4,000,000
Income tax penalties accrued	0	0
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards	1,786,000,000	1,283,000,000
Capital loss carryforwards	0	0
Ccapital loss carryforwards unrecognized	654,000,000	75,000,000
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits	68,000,000	57,000,000
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards | $				$ 2,545,000,000	$ 1,617,000,000
Tax loss and credit carryforwards	CAD 0	CAD 0
Operating loss carryforward unrecognized | $				58,000,000	0
U.S. federal | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits | $				37,000,000	41,000,000
Mexican Tax Authority
Net operating loss carryforwards
Tax loss and credit carryforwards | $				$ 54,000,000	$ 70,000,000